12. Share-Based Compensation (Details - Non-Vested employee Option activity) - Employee Stock Options [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Options granted	12,122	0	493,945	32,731
Options exercised			0	(60,125)
Options vested			(161,657)	(20,687)
Options forfeited/expired			(1,548)	(3,967)
Non-Vested [Member]
Options outstanding, beginning balance	379,440	47,152	47,152
Options granted			493,945
Options vested			(151,657)
Options outstanding, ending balance			379,440	47,152
Weighted-average grant date fair value per share, beginning balance	$ 9.14	$ 5.03	$ 5.03
Weighted-average grant date fair value per share, options granted			9.35
Weighted-average grant date fair value per share, options vested			8.61
Weighted-average grant date fair value per share, ending balance			$ 9.14	$ 5.03